Business Combinations - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2019 Acquisitions	Jan. 31, 2020 GBP (£)
Disclosure of detailed information about business combination [line items]
Number of significant acquisitions during period | Acquisitions	0
Lumerit Education and Smart Sparrow [member]
Disclosure of detailed information about business combination [line items]
Total consideration transferred | £		£ 40